CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Total	General Partner	Noncontrolling Interest
Beginning balance (in units) at Dec. 31, 2023		70,566,335
Beginning balance at Dec. 31, 2023	$ 96,409	$ 91,313	$ 5,096
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity issued in business combination	3,547	$ 3,547
Equity issued in business combination (in units)		448,430
Distributions to members	(90,853)	$ (90,853)
Distributions to noncontrolling interest	(395)		(395)
Issuance of equity in settlement of contingent consideration liability (in units)		9,731,108
Issuance of equity in settlement of contingent consideration liability	76,973	$ 76,973
Net (loss) income	$ 78,593	$ 78,549	44
Ending balance (in units) at Dec. 31, 2024	80,745,873	80,745,873
Ending balance at Dec. 31, 2024	$ 164,274	$ 159,529	4,745
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to noncontrolling interest	(68)		(68)
Stock compensation expense	44	44
Net (loss) income	(27,322)	$ (27,329)	7
Ending balance (in units) at Mar. 31, 2025		80,745,873
Ending balance at Mar. 31, 2025	$ 136,928	$ 132,244	4,684
Beginning balance (in units) at Dec. 31, 2024	80,745,873	80,745,873
Beginning balance at Dec. 31, 2024	$ 164,274	$ 159,529	4,745
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity issued in business combination	0
Distributions to members	(5,000)	(5,000)
Distributions to noncontrolling interest	(270)		(270)
Stock compensation expense	173	$ 173
Issuance of equity in settlement of contingent consideration liability (in units)		7,786,951
Issuance of equity in settlement of contingent consideration liability	61,650	$ 61,650
Accretion of Series A preferred units	(450)	(450)
Net (loss) income	$ (16,780)	$ (16,886)	106
Ending balance (in units) at Dec. 31, 2025	88,532,824	88,532,824
Ending balance at Dec. 31, 2025	$ 203,597	$ 199,016	4,581
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to noncontrolling interest	(75)		(75)
Stock compensation expense	39	39
Accretion of Series A preferred units	(1,362)	$ (1,362)
Repurchase of Class A units (in units)		(100,000)
Repurchase of Class A units	(1,048)	$ (1,048)
Net (loss) income	$ 20,998	$ 20,926	72
Ending balance (in units) at Mar. 31, 2026	88,432,824	88,432,824
Ending balance at Mar. 31, 2026	$ 222,149	$ 217,571	$ 4,578